Vanguard® Market Neutral Fund
Schedule of Investments (unaudited)
As of September 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks—Long Positions (96.3%)
Communication Services (4.0%)
*	Roku Inc.	20,513	2,054
*,1	Clear Channel Outdoor Holdings Inc.	1,269,403	2,006
*,1	fuboTV Inc.	462,678	1,920
[1]	Playtika Holding Corp.	399,328	1,553
[1]	Telephone & Data Systems Inc.	31,545	1,238
*	Bumble Inc. Class A	149,474	910
*,1	ZipRecruiter Inc. Class A	196,546	829
	Meta Platforms Inc. Class A	996	731
[1]	Comcast Corp. Class A	22,835	718
*,1	Bandwidth Inc. Class A	42,112	702
	Match Group Inc.	15,913	562
*	Lumen Technologies Inc.	84,578	518
*,1	Anterix Inc.	23,190	498
*	EverQuote Inc. Class A	16,217	371
*	Reddit Inc. Class A	1,599	368
[1]	Uniti Group Inc.	56,270	344
			15,322
Consumer Discretionary (12.1%)
*,1	National Vision Holdings Inc.	122,329	3,571
*	Adtalem Global Education Inc.	20,851	3,220
[1]	Travel & Leisure Co.	52,523	3,124
[1]	Expedia Group Inc.	14,187	3,032
*	Cavco Industries Inc.	4,668	2,711
*,1	Udemy Inc.	376,852	2,642
*,1	MGM Resorts International	74,821	2,593
[1]	Leggett & Platt Inc.	282,291	2,507
[1]	Bath & Body Works Inc.	95,678	2,465
*,1	M/I Homes Inc.	15,730	2,272
[1]	Tapestry Inc.	19,278	2,183
*,1	BJ's Restaurants Inc.	63,793	1,948
*,1	Etsy Inc.	25,020	1,661
*,1	G-III Apparel Group Ltd.	54,082	1,439
*,1	Coursera Inc.	110,689	1,296
*,1	Carnival Corp.	42,658	1,233
*,1	Frontdoor Inc.	16,553	1,114
	Garmin Ltd.	4,200	1,034
*,1	Warby Parker Inc. Class A	32,234	889
[1]	Super Group SGHC Ltd.	62,718	828
[1]	Gap Inc.	37,825	809
*,1	Adient plc	33,055	796
	Monarch Casino & Resort Inc.	6,945	735
	Red Rock Resorts Inc. Class A	11,370	694
*,1	American Axle & Manufacturing Holdings Inc.	86,974	523
	Upbound Group Inc.	18,576	439
*	Universal Technical Institute Inc.	12,784	416
	Bloomin' Brands Inc.	55,370	397
*	Sonos Inc.	24,483	387
			46,958
Consumer Staples (2.3%)
[1]	PriceSmart Inc.	27,652	3,351
	Turning Point Brands Inc.	18,046	1,784
	Altria Group Inc.	16,130	1,066
*,1	Maplebear Inc.	24,609	905
[1]	Pilgrim's Pride Corp.	13,497	550
[1]	Nu Skin Enterprises Inc. Class A	43,808	534
*	US Foods Holding Corp.	5,097	390
	Philip Morris International Inc.	2,216	359
			8,939

		Shares	Market Value ($000)
Energy (3.0%)
[1]	Weatherford International plc	40,419	2,766
[1]	SM Energy Co.	79,111	1,975
[1]	Matador Resources Co.	35,498	1,595
*	Par Pacific Holdings Inc.	39,322	1,393
[1]	Select Water Solutions Inc.	69,367	742
*,1	Oceaneering International Inc.	26,096	647
*,1	Clean Energy Fuels Corp.	191,997	495
*	Antero Resources Corp.	13,062	438
*,1	ProPetro Holding Corp.	83,625	438
*	BKV Corp.	18,343	424
[1]	Ardmore Shipping Corp.	34,203	406
*	Bristow Group Inc.	10,105	365
			11,684
Financials (19.3%)
*,1	Robinhood Markets Inc. Class A	26,182	3,749
[1]	MGIC Investment Corp.	116,566	3,307
[1]	Essent Group Ltd.	51,162	3,252
[1]	Janus Henderson Group plc	71,972	3,203
*,1	Enova International Inc.	27,390	3,152
[1]	Zions Bancorp NA	54,712	3,096
*,1	NMI Holdings Inc.	80,301	3,079
[1]	Associated Banc-Corp.	116,737	3,001
	Globe Life Inc.	20,966	2,997
[1]	Bank of NT Butterfield & Son Ltd.	67,928	2,915
[1]	CNO Financial Group Inc.	73,667	2,913
[1]	OFG Bancorp	62,216	2,706
	Progressive Corp.	10,591	2,615
[1]	Virtu Financial Inc. Class A	72,505	2,574
*,1	PayPal Holdings Inc.	36,397	2,441
[1]	Hancock Whitney Corp.	36,323	2,274
*	Palomar Holdings Inc.	18,370	2,145
[1]	BankUnited Inc.	45,227	1,726
	Allstate Corp.	7,882	1,692
[1]	Central Pacific Financial Corp.	52,860	1,604
*,1	Bowhead Specialty Holdings Inc.	54,121	1,463
[1]	PROG Holdings Inc.	43,079	1,394
	Truist Financial Corp.	29,996	1,371
[1]	Westamerica BanCorp	27,408	1,370
[1]	Amalgamated Financial Corp.	50,270	1,365
[1]	Heritage Commerce Corp.	114,817	1,140
*	Brighthouse Financial Inc.	19,275	1,023
*,1	PRA Group Inc.	65,975	1,019
[1]	Enact Holdings Inc.	25,404	974
	State Street Corp.	8,389	973
	Popular Inc.	7,601	965
*	StoneCo. Ltd. Class A	48,121	910
*,1	Hamilton Insurance Group Ltd. Class B	34,419	854
*,1	LendingClub Corp.	51,530	783
	First Financial Bancorp	23,430	592
	Radian Group Inc.	15,564	564
*	Toast Inc. Class A	11,537	421
*	Heritage Insurance Holdings Inc.	16,434	414
	Moelis & Co. Class A	5,760	411
	Piper Sandler Cos.	1,169	406
	Equity Bancshares Inc. Class A	9,747	397
	Universal Insurance Holdings Inc.	14,207	374
	Reinsurance Group of America Inc.	1,901	365
	SEI Investments Co.	4,183	355
	Tradeweb Markets Inc. Class A	2,909	323
*,1	Selectquote Inc.	89,043	174
			74,841
Health Care (11.4%)
[1]	Organon & Co.	299,696	3,201
*	Tenet Healthcare Corp.	15,739	3,196
	Universal Health Services Inc. Class B	14,138	2,890
*,1	Arvinas Inc.	337,610	2,876
*,1	Teladoc Health Inc.	366,201	2,831
*,1	Incyte Corp.	33,171	2,813

		Shares	Market Value ($000)
*,1	Ionis Pharmaceuticals Inc.	38,701	2,532
*,1	REGENXBIO Inc.	246,444	2,378
*,1	Travere Therapeutics Inc.	74,956	1,791
*,1	BioCryst Pharmaceuticals Inc.	222,444	1,688
*,1	Pediatrix Medical Group Inc.	84,370	1,413
*,1	Progyny Inc.	63,490	1,366
*,1	Varex Imaging Corp.	108,946	1,351
*,1	Phreesia Inc.	53,246	1,252
*,1	Ardelyx Inc.	224,805	1,239
*,1	Omnicell Inc.	37,533	1,143
*,1	Arrowhead Pharmaceuticals Inc.	31,358	1,082
	Johnson & Johnson	5,113	948
*,1	Castle Biosciences Inc.	40,830	930
*,1	Ultragenyx Pharmaceutical Inc.	24,539	738
*,1	LifeStance Health Group Inc.	115,718	636
[1]	Bristol-Myers Squibb Co.	13,942	629
*,1	Ironwood Pharmaceuticals Inc.	476,865	625
*	Sarepta Therapeutics Inc.	26,968	520
*,1	ACADIA Pharmaceuticals Inc.	23,499	502
*,1	Vir Biotechnology Inc.	81,441	465
*,1	10X Genomics Inc. Class A	38,143	446
*	Align Technology Inc.	3,467	434
*,1	Enhabit Inc.	54,205	434
*,1	PTC Therapeutics Inc.	6,998	429
*,1	Fate Therapeutics Inc.	308,409	389
*,1	Bioventus Inc. Class A	52,066	348
*,1	Moderna Inc.	11,762	304
*,1	Agenus Inc.	33,574	129
*,1	Mersana Therapeutics Inc.	4,724	37
			43,985
Industrials (16.7%)
[1]	Primoris Services Corp.	26,208	3,599
*	MasTec Inc.	15,739	3,349
*,1	Tutor Perini Corp.	50,421	3,307
*,1	Legalzoom.com Inc.	292,595	3,037
[1]	Griffon Corp.	39,720	3,025
	Comfort Systems USA Inc.	3,537	2,919
[1]	Interface Inc.	94,392	2,732
*,1	SkyWest Inc.	27,057	2,722
[1]	Greenbrier Cos. Inc.	54,617	2,522
*,1	Willdan Group Inc.	24,425	2,362
*,1	Upwork Inc.	126,734	2,353
	BWX Technologies Inc.	12,175	2,245
[1]	TransUnion	26,243	2,199
[1]	Pitney Bowes Inc.	187,906	2,144
*,1	United Airlines Holdings Inc.	20,934	2,020
[1]	ABM Industries Inc.	38,153	1,760
*,1	Sun Country Airlines Holdings Inc.	143,856	1,699
*	Sterling Infrastructure Inc.	4,893	1,662
*,1	CoreCivic Inc.	81,203	1,652
*,1	Lyft Inc. Class A	69,977	1,540
	Cintas Corp.	6,728	1,381
	CSG Systems International Inc.	21,312	1,372
[1]	Heidrick & Struggles International Inc.	24,770	1,233
[1]	Worthington Enterprises Inc.	22,211	1,232
*	ATI Inc.	12,450	1,013
*	Energy Recovery Inc.	53,409	824
*	Kirby Corp.	9,858	823
	General Electric Co.	2,669	803
*	Allegiant Travel Co.	12,843	780
	Matson Inc.	7,856	774
*	American Superconductor Corp.	12,688	753
	Expeditors International of Washington Inc.	5,951	729
	SS&C Technologies Holdings Inc.	7,918	703
[1]	ACCO Brands Corp.	138,788	554
	CH Robinson Worldwide Inc.	3,859	511
	REV Group Inc.	8,889	504
[1]	Columbus McKinnon Corp.	31,721	455
*	AerSale Corp.	48,509	397

		Shares	Market Value ($000)
*	Power Solutions International Inc.	3,988	392
	Eaton Corp. plc	1,044	391
			64,472
Information Technology (12.1%)
	QUALCOMM Inc.	17,906	2,979
*,1	Domo Inc. Class B	187,061	2,963
*,1	ADTRAN Holdings Inc.	308,627	2,895
*,1	Penguin Solutions Inc.	108,243	2,845
	Microsoft Corp.	4,891	2,533
*,1	MaxLinear Inc.	157,208	2,528
*,1	RingCentral Inc. Class A	88,698	2,514
*,1	Extreme Networks Inc.	117,662	2,430
*,1	Commerce.com Inc.	474,654	2,368
	Lam Research Corp.	15,800	2,116
*,1	CommScope Holding Co. Inc.	122,049	1,889
*,1	Asana Inc. Class A	135,745	1,813
*	Appian Corp. Class A	54,618	1,670
*,1	Yext Inc.	167,355	1,426
*,1	Pagaya Technologies Ltd. Class A	47,786	1,419
*	Calix Inc.	20,598	1,264
*,1	Viasat Inc.	40,699	1,192
*,1	Digital Turbine Inc.	155,658	996
*,1	Kyndryl Holdings Inc.	33,011	991
*,1	NETGEAR Inc.	28,156	912
	NVIDIA Corp.	4,438	828
*,1	Harmonic Inc.	78,867	803
*	PagerDuty Inc.	47,536	785
*	Rapid7 Inc.	39,089	733
*	Workiva Inc.	7,981	687
*,1	SkyWater Technology Inc.	33,995	634
*	Sandisk Corp.	5,041	566
*,1	ACM Research Inc. Class A	12,771	500
*	Credo Technology Group Holding Ltd.	3,418	498
*	AppLovin Corp. Class A	643	462
*	Twilio Inc. Class A	3,144	315
*,1	Weave Communications Inc.	45,547	304
			46,858
Materials (5.1%)
*,1	Constellium SE	195,759	2,913
[1]	Freeport-McMoRan Inc.	64,110	2,514
*,1	Coeur Mining Inc.	111,588	2,093
	Kaiser Aluminum Corp.	19,871	1,533
[1]	Louisiana-Pacific Corp.	17,239	1,532
*,1	Clearwater Paper Corp.	67,189	1,395
	Newmont Corp. (XNYS)	14,117	1,190
[1]	SunCoke Energy Inc.	131,903	1,076
	Sylvamo Corp.	21,935	970
[1]	Tronox Holdings plc	224,043	901
	United States Lime & Minerals Inc.	6,467	851
[1]	Huntsman Corp.	84,168	756
*	Compass Minerals International Inc.	23,883	459
	HB Fuller Co.	6,615	392
*	O-I Glass Inc.	29,612	384
[1]	Ryerson Holding Corp.	15,799	361
	Mosaic Co.	10,235	355
			19,675
Real Estate (7.3%)
[1]	Cousins Properties Inc.	105,362	3,049
[1]	Alexander & Baldwin Inc.	154,922	2,818
[1]	First Industrial Realty Trust Inc.	53,225	2,739
[1]	Urban Edge Properties	115,839	2,371
[1]	InvenTrust Properties Corp.	74,618	2,136
[1]	Phillips Edison & Co. Inc.	61,439	2,109
[1]	Brixmor Property Group Inc.	73,269	2,028
[1]	Summit Hotel Properties Inc.	302,983	1,663
[1]	Piedmont Realty Trust Inc.	177,545	1,598
*	Jones Lang LaSalle Inc.	4,778	1,425
[1]	American Assets Trust Inc.	68,874	1,400
[1]	Broadstone Net Lease Inc.	56,538	1,010

		Shares	Market Value ($000)
[1]	LTC Properties Inc.	24,630	908
[1]	Millrose Properties Inc.	26,889	904
[1]	Elme Communities	35,109	592
	Highwoods Properties Inc.	16,987	541
[1]	LXP Industrial Trust	56,330	505
	Equinix Inc.	573	449
			28,245
Utilities (3.0%)
[1]	Avista Corp.	76,549	2,894
[1]	Brookfield Infrastructure Corp. Class A (XTSE)	61,773	2,540
	NRG Energy Inc.	15,470	2,505
	National Fuel Gas Co.	20,976	1,938
[1]	Black Hills Corp.	26,994	1,663
			11,540
Total Common Stocks—Long Positions (Cost $314,954)			372,519
Temporary Cash Investments (3.3%)
Money Market Fund (3.3%)
[2]	Vanguard Market Liquidity Fund, 4.180% (Cost $12,678)	126,782	12,678
Common Stocks Sold Short (-96.3%)
Communication Services (-4.1%)
*	Sphere Entertainment Co.	(51,762)	(3,216)
*	EchoStar Corp. Class A	(39,751)	(3,035)
*	Lionsgate Studios Corp.	(383,592)	(2,647)
	TKO Group Holdings Inc.	(12,696)	(2,564)
*	Gogo Inc.	(160,633)	(1,380)
	Cogent Communications Holdings Inc.	(24,727)	(948)
*	Liberty Global Ltd. Class A	(48,545)	(556)
	Cinemark Holdings Inc.	(16,516)	(463)
*	Starz Entertainment Corp.	(24,373)	(359)
*	Thryv Holdings Inc.	(28,151)	(340)
*	Vivid Seats Inc.	(14,146)	(235)
			(15,743)
Consumer Discretionary (-11.6%)
	Somnigroup International Inc.	(37,903)	(3,196)
*	EVgo Inc.	(628,259)	(2,972)
	Advance Auto Parts Inc.	(47,963)	(2,945)
*	Dream Finders Homes Inc. Class A	(113,242)	(2,935)
*	Genius Sports Ltd.	(213,842)	(2,647)
*	First Watch Restaurant Group Inc.	(162,681)	(2,544)
	Restaurant Brands International Inc.	(37,732)	(2,420)
	Krispy Kreme Inc.	(595,718)	(2,305)
*	Six Flags Entertainment Corp.	(90,379)	(2,053)
*	Sweetgreen Inc. Class A	(232,828)	(1,858)
	Starbucks Corp.	(21,592)	(1,827)
*	LGI Homes Inc.	(31,879)	(1,649)
	Polaris Inc.	(27,994)	(1,627)
	Genuine Parts Co.	(9,972)	(1,382)
*	Kura Sushi USA Inc. Class A	(22,873)	(1,359)
	Lennar Corp.	(10,307)	(1,299)
*	RH	(6,126)	(1,245)
*	Portillo's Inc. Class A	(150,601)	(971)
*	QuantumScape Corp.	(71,541)	(881)
	Thor Industries Inc.	(8,388)	(870)
	Churchill Downs Inc.	(8,708)	(845)
*	Savers Value Village Inc.	(62,845)	(833)
	Las Vegas Sands Corp.	(14,743)	(793)
	Hyatt Hotels Corp. Class A	(5,439)	(772)
*	Under Armour Inc. Class A	(123,554)	(617)
	McDonald's Corp.	(1,448)	(440)
	Brightstar Lottery plc	(24,275)	(419)
	NIKE Inc. Class B	(6,010)	(419)
	Lithia Motors Inc.	(1,154)	(365)
*	Cava Group Inc.	(5,357)	(324)
	LKQ Corp.	(6,626)	(202)
			(45,014)

		Shares	Market Value ($000)
Consumer Staples (-2.7%)
	Casey's General Stores Inc.	(5,835)	(3,299)
	Hershey Co.	(11,936)	(2,233)
	Weis Markets Inc.	(22,228)	(1,597)
	Archer-Daniels-Midland Co.	(17,640)	(1,054)
*	Chefs' Warehouse Inc.	(11,616)	(677)
*	Celsius Holdings Inc.	(11,066)	(636)
	Estee Lauder Cos. Inc. Class A	(5,911)	(521)
	Primo Brands Corp.	(13,512)	(299)
			(10,316)
Energy (-2.6%)
	Atlas Energy Solutions Inc.	(230,001)	(2,615)
*	Borr Drilling Ltd.	(791,679)	(2,129)
	Core Natural Resources Inc.	(19,325)	(1,613)
*	Sable Offshore Corp.	(70,446)	(1,230)
	Core Laboratories Inc.	(80,900)	(1,000)
*	Uranium Energy Corp.	(51,936)	(693)
*	NextDecade Corp.	(74,926)	(509)
	Expand Energy Corp.	(4,412)	(469)
			(10,258)
Financials (-18.8%)
	Stewart Information Services Corp.	(43,831)	(3,214)
	TFS Financial Corp.	(237,784)	(3,133)
	ServisFirst Bancshares Inc.	(37,348)	(3,008)
	Flagstar Financial Inc.	(256,266)	(2,960)
	TPG Inc.	(50,882)	(2,923)
	UWM Holdings Corp.	(479,708)	(2,921)
	HA Sustainable Infrastructure Capital Inc.	(90,194)	(2,769)
	Ares Management Corp. Class A	(16,505)	(2,639)
	Blue Owl Capital Inc.	(154,653)	(2,618)
	Ryan Specialty Holdings Inc.	(45,621)	(2,571)
	Lakeland Financial Corp.	(39,749)	(2,552)
	W R Berkley Corp.	(31,969)	(2,449)
*	Oscar Health Inc. Class A	(124,179)	(2,351)
*	Shift4 Payments Inc. Class A	(29,248)	(2,264)
	PJT Partners Inc. Class A	(12,568)	(2,234)
	Arthur J Gallagher & Co.	(7,069)	(2,189)
*	Triumph Financial Inc.	(41,205)	(2,062)
	FactSet Research Systems Inc.	(6,799)	(1,948)
	First Citizens BancShares Inc. Class A	(1,065)	(1,905)
*	Baldwin Insurance Group Inc.	(67,243)	(1,897)
	Navient Corp.	(143,389)	(1,886)
	Cannae Holdings Inc.	(100,420)	(1,839)
	Visa Inc. Class A	(5,125)	(1,750)
	City Holding Co.	(13,315)	(1,649)
*	Coastal Financial Corp.	(14,035)	(1,518)
	GCM Grosvenor Inc.	(115,007)	(1,388)
	Glacier Bancorp Inc.	(26,428)	(1,286)
	WaFd Inc.	(42,271)	(1,280)
*	Encore Capital Group Inc.	(30,018)	(1,253)
	Eagle Bancorp Inc.	(61,763)	(1,249)
*	Lemonade Inc.	(20,683)	(1,107)
*	Bancorp Inc.	(11,694)	(876)
	Live Oak Bancshares Inc.	(24,649)	(868)
*	Berkshire Hathaway Inc. Class B	(1,681)	(845)
	Brookfield Asset Management Ltd. Class A	(12,622)	(719)
*	Ambac Financial Group Inc.	(71,712)	(598)
	Aon plc Class A	(1,613)	(575)
	Equitable Holdings Inc.	(9,659)	(490)
*	Sezzle Inc.	(4,939)	(393)
	White Mountains Insurance Group Ltd.	(207)	(346)
			(72,522)
Health Care (-11.4%)
*	Roivant Sciences Ltd.	(232,117)	(3,512)
*	RadNet Inc.	(43,180)	(3,291)
*	Scholar Rock Holding Corp.	(79,199)	(2,949)
*	Neogen Corp.	(472,353)	(2,697)
*	ARS Pharmaceuticals Inc.	(264,773)	(2,661)
*	PROCEPT BioRobotics Corp.	(74,129)	(2,646)

		Shares	Market Value ($000)
*	Liquidia Corp.	(114,631)	(2,607)
*	Nuvalent Inc. Class A	(23,447)	(2,028)
	Baxter International Inc.	(78,267)	(1,782)
*	Schrodinger Inc.	(79,643)	(1,597)
*	Viking Therapeutics Inc.	(57,035)	(1,499)
*	PACS Group Inc.	(105,356)	(1,446)
*	Krystal Biotech Inc.	(7,926)	(1,399)
*	Soleno Therapeutics Inc.	(20,700)	(1,399)
*	Nuvation Bio Inc.	(335,941)	(1,243)
*	Innoviva Inc.	(62,038)	(1,132)
*	Evolent Health Inc.	(128,510)	(1,087)
	Revvity Inc.	(10,329)	(905)
*	Trevi Therapeutics Inc.	(98,110)	(898)
*	Axsome Therapeutics Inc.	(7,009)	(851)
*	TransMedics Group Inc.	(5,954)	(668)
*	Clover Health Investments Corp.	(189,778)	(581)
*	Ceribell Inc.	(49,854)	(573)
*	Celcuity Inc.	(11,410)	(564)
*	Avidity Biosciences Inc.	(12,757)	(556)
	GE Healthcare Inc.	(7,147)	(537)
*	Verastem Inc.	(58,964)	(521)
*	Madrigal Pharmaceuticals Inc.	(1,106)	(507)
*	Haemonetics Corp.	(8,179)	(399)
*	ADMA Biologics Inc.	(27,133)	(398)
*	Globus Medical Inc. Class A	(6,541)	(374)
*	TG Therapeutics Inc.	(9,901)	(358)
*	GeneDx Holdings Corp.	(3,122)	(336)
			(44,001)
Industrials (-16.9%)
*	Kratos Defense & Security Solutions Inc.	(43,949)	(4,016)
*	CECO Environmental Corp.	(65,640)	(3,361)
	VSE Corp.	(19,291)	(3,207)
	AAON Inc.	(31,983)	(2,988)
*	CACI International Inc. Class A	(5,719)	(2,852)
*	Casella Waste Systems Inc. Class A	(29,544)	(2,803)
*	Joby Aviation Inc.	(173,081)	(2,794)
*	First Advantage Corp.	(175,919)	(2,707)
*	CBIZ Inc.	(50,309)	(2,664)
*	Boeing Co.	(12,320)	(2,659)
*	Ameresco Inc. Class A	(76,380)	(2,565)
*	Fluence Energy Inc.	(233,508)	(2,522)
*	U-Haul Holding Co.	(41,126)	(2,347)
*	Transcat Inc.	(32,033)	(2,345)
	Insperity Inc.	(46,638)	(2,295)
*	Trex Co. Inc.	(40,770)	(2,107)
*	Archer Aviation Inc. Class A	(218,410)	(2,092)
*	Montrose Environmental Group Inc.	(62,865)	(1,726)
	Concentrix Corp.	(37,306)	(1,722)
*	Frontier Group Holdings Inc.	(379,785)	(1,677)
	Northrop Grumman Corp.	(2,132)	(1,299)
*	Intuitive Machines Inc.	(115,711)	(1,217)
*	Rocket Lab Corp.	(23,843)	(1,142)
	FTAI Infrastructure Inc.	(257,299)	(1,122)
*	RXO Inc.	(72,335)	(1,112)
*	Axon Enterprise Inc.	(1,364)	(979)
*	JetBlue Airways Corp.	(180,533)	(888)
*	Amentum Holdings Inc.	(34,269)	(821)
	JBT Marel Corp.	(5,828)	(819)
	RB Global Inc.	(6,853)	(743)
*	Pursuit Attractions & Hospitality Inc.	(17,912)	(648)
*	AeroVironment Inc.	(1,518)	(478)
*	Builders FirstSource Inc.	(3,646)	(442)
	Genco Shipping & Trading Ltd.	(24,044)	(428)
*	Driven Brands Holdings Inc.	(24,482)	(394)
*	BlackSky Technology Inc.	(19,338)	(390)
*	Saia Inc.	(1,077)	(322)
*	ACV Auctions Inc. Class A	(32,283)	(320)
	Vestis Corp.	(60,912)	(276)

		Shares	Market Value ($000)
*	Titan International Inc.	(19,804)	(150)
			(65,439)
Information Technology (-12.3%)
*	SiTime Corp.	(11,600)	(3,495)
	Crane NXT Co.	(50,505)	(3,387)
	Entegris Inc.	(31,371)	(2,901)
*	SailPoint Inc.	(129,118)	(2,851)
*	ON Semiconductor Corp.	(55,427)	(2,733)
*	First Solar Inc.	(12,197)	(2,690)
*	CCC Intelligent Solutions Holdings Inc.	(282,498)	(2,574)
*	NextNav Inc.	(176,948)	(2,530)
*	PAR Technology Corp.	(60,035)	(2,376)
*	Terawulf Inc.	(172,659)	(1,972)
*	Vertex Inc. Class A	(73,927)	(1,833)
	Adeia Inc.	(98,362)	(1,653)
*	Lumentum Holdings Inc.	(10,013)	(1,629)
*	Clearwater Analytics Holdings Inc. Class A	(88,222)	(1,590)
*	Knowles Corp.	(62,760)	(1,463)
*	Aurora Innovation Inc.	(261,339)	(1,409)
*	IonQ Inc.	(20,689)	(1,272)
*	I3 Verticals Inc. Class A	(38,914)	(1,263)
*	Globant SA	(21,062)	(1,209)
*	Alkami Technology Inc.	(46,879)	(1,164)
*	Riot Blockchain Inc.	(52,656)	(1,002)
*	Block Inc. (XNYS)	(10,935)	(790)
*	Applied Digital Corp.	(28,956)	(664)
*	Zeta Global Holdings Corp. Class A	(29,805)	(592)
*	Enphase Energy Inc.	(16,025)	(567)
*	Eastman Kodak Co.	(86,260)	(553)
*	Novanta Inc.	(5,116)	(512)
*	Varonis Systems Inc.	(7,694)	(442)
*	Clearfield Inc.	(10,297)	(354)
			(47,470)
Materials (-5.5%)
*	Novagold Resources Inc.	(416,872)	(3,669)
	Warrior Met Coal Inc.	(52,050)	(3,312)
	International Paper Co.	(57,882)	(2,686)
*	Ramaco Resources Inc. Class A	(80,308)	(2,665)
*	Perpetua Resources Corp.	(127,418)	(2,578)
*	Ivanhoe Electric Inc.	(116,577)	(1,463)
	Westlake Corp.	(16,737)	(1,290)
*	PureCycle Technologies Inc.	(71,877)	(945)
	Air Products & Chemicals Inc.	(3,263)	(890)
*	United States Antimony Corp.	(83,260)	(516)
*	Cleveland-Cliffs Inc.	(32,040)	(391)
	Chemours Co.	(22,071)	(350)
*	Aspen Aerogels Inc.	(44,567)	(310)
	Ramaco Resources Inc. Class B	(3,030)	(51)
			(21,116)
Real Estate (-7.3%)
	JBG SMITH Properties	(136,799)	(3,044)
	Macerich Co.	(152,763)	(2,780)
	National Storage Affiliates Trust	(90,110)	(2,723)
	Safehold Inc.	(157,135)	(2,434)
	Essential Properties Realty Trust Inc.	(69,849)	(2,079)
	SITE Centers Corp.	(211,303)	(1,904)
	Farmland Partners Inc.	(170,536)	(1,855)
	Crown Castle Inc.	(17,905)	(1,728)
	Sun Communities Inc.	(12,524)	(1,616)
	Realty Income Corp.	(21,785)	(1,324)
	Ryman Hospitality Properties Inc.	(13,036)	(1,168)
	Medical Properties Trust Inc.	(205,954)	(1,044)
	Lineage Inc.	(24,513)	(947)
	Park Hotels & Resorts Inc.	(75,692)	(839)
	Diversified Healthcare Trust	(151,568)	(668)
	Acadia Realty Trust	(31,220)	(629)
	Rexford Industrial Realty Inc.	(11,042)	(454)
	Kennedy-Wilson Holdings Inc.	(46,964)	(391)
	Newmark Group Inc. Class A	(19,841)	(370)

		Shares	Market Value ($000)
	SBA Communications Corp.	(1,819)	(352)
			(28,349)
Utilities (-3.1%)
	Ormat Technologies Inc. (XNYS)	(34,555)	(3,326)
	Brookfield Renewable Corp.	(67,490)	(2,323)
	Pinnacle West Capital Corp.	(13,730)	(1,231)
*	Oklo Inc.	(10,642)	(1,188)
	NextEra Energy Inc.	(15,063)	(1,137)
	American Water Works Co. Inc.	(7,997)	(1,113)
	Clearway Energy Inc. Class C	(20,786)	(587)
	Sempra	(5,058)	(455)
	Consolidated Water Co. Ltd.	(12,286)	(434)
	Middlesex Water Co.	(5,939)	(321)
			(12,115)
Total Common Stocks Sold Short (Proceeds $340,719)			(372,343)
Other Assets and Other Liabilities—Net (96.7%)			373,724
Net Assets (100%)			386,578
Cost is in $000.
*	Non-income-producing security.
1	Long security positions with a value of $257,030 are held in a segregated account at the fund's custodian bank and pledged to a broker-dealer as collateral for the fund's obligation to return borrowed securities. For so long as such obligations continue, the fund’s access to these assets is subject to authorization from the broker-dealer.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Short Sales: Short sales are the sales of securities that the fund does not own. The fund sells a security it does not own in anticipation of a decline in the value of that security. In order to deliver the security to the purchaser, the fund borrows the security from a broker-dealer. The fund must segregate, as collateral for its obligation to return the borrowed security, an amount of cash and long security positions at least equal to the market value of the security sold short. In the absence of a default, the collateral segregated by the fund cannot be repledged, resold or rehypothecated. This results in the fund holding a significant portion of its assets in cash. The fund later closes out the position by returning the security to the lender, typically by purchasing the security in the open market. Long security positions segregated as collateral are shown in the Schedule of Investments.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At September 30, 2025, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.